INVESTMENT PROPERTIES - Sensitivity Analysis (Details) - Property $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
DR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	$ 1,628
TCR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	1,980
DR and TCR, or ICR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	3,568
Core Office | DR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	487
Core Office | TCR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	732
Core Office | DR and TCR, or ICR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	1,199
Core Retail | DR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	384
Core Retail | TCR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	643
Core Retail | DR and TCR, or ICR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	1,012
LP Investments | DR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	757
LP Investments | TCR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	605
LP Investments | DR and TCR, or ICR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	$ 1,357